Financial derivatives at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instrument at fair value [Abstract]
Disclosure of fair value derivatives maturity date of notional maturities and cash flow maturities [Table Text Block]

TYPE OF INSTRUMENT		FAIR VALUE	NOTIONAL MATURITIES
(Million euro)	(P) Proyecto	BALANCES AT 12/31/2024	2025	2026	2027	2028	2029 and beyond	TOTAL
ASSET BALANCES		241	421	3	(1)	(1)	2,748	3,170
Toll road Division index-linked swaps	P	134	(4)	(3)	(3)	(4)	89	76
Corporate cross-currency swaps		1	250	—	—	—	—	250
Toll road Division cross-currency swaps		41	—	—	—	—	1,850	1,850
Corporate interest rate swaps		1	—	—	—	—	165	165
Transchile and Centella interest rate swaps	P	19	2	2	—	—	320	324
Dalaman interest rate swaps	P	1	—	—	—	—	72	72
Toll road Division interest rate swaps	P	6	—	—	—	—	231	231
Corporate equity swaps		29	54	—	—	—	—	54
Construction Division interest rate swaps	P	2	1	3	2	3	20	29
Other derivatives		7	117	2	—	—	—	119
LIABILITY BALANCES		(132)	2,584	40	35	43	566	3,268
Toll road Division interest rate swaps	P	(84)	28	37	32	40	430	567
Toll road Division foreign exchange derivatives		(38)	975	—	—	—	—	975
Corporate foreign exchange derivatives		(4)	481	—	—	—	100	581
Airport Division foreign exchange derivatives		(3)	1,068	—	—	—	—	1,068
Thalia interest rate swaps	P	(2)	3	3	3	3	36	49
Other derivatives		(1)	29	—	—	—	—	29
TOTAL		109	3,005	43	34	42	3,314	6,438

TYPE OF INSTRUMENT		FAIR VALUE	CASH FLOW MATURITIES
(Million euro)	(P) Proyecto	BALANCES AT 12/31/2024	2025	2026	2027	2028	2029 and beyond	TOTAL
ASSET BALANCES		241	35	(2)	(3)	(4)	270	296
Toll road Division index-linked swaps	P	134	12	12	13	13	108	158
Corporate cross-currency swaps		1	2	—	—	—	—	2
Toll road Division cross-currency swaps		41	(19)	(19)	(19)	(19)	144	68
Corporate interest rate swaps		1	1	—	—	—	—	1
Transchile and Centella interest rate swaps	P	19	4	3	1	1	17	26
Dalaman interest rate swaps	P	1	1	—	—	—	—	1
Toll road Division interest rate swaps	P	6	2	2	2	1	—	7
Corporate equity swaps		29	29	—	—	—	—	29
Construction Division interest rate swaps	P	2	—	—	—	—	1	2
Other derivatives		7	2	—	—	—	—	2
LIABILITY BALANCES		(132)	(57)	(16)	(13)	(12)	(38)	(139)
Toll road Division interest rate swaps	P	(84)	(16)	(16)	(14)	(12)	(37)	(96)
Toll road Division foreign exchange derivatives		(38)	(38)	—	—	—	—	(38)
Corporate foreign exchange derivatives		(4)	(4)	—	—	—	—	(4)
Airport Division foreign exchange derivatives		(3)	(3)	—	—	—	—	(3)
Thalia interest rate swaps	P	(2)	—	—	—	—	(1)	(1)
Other derivatives		(1)	4	—	—	—	—	4
TOTAL		109	(23)	(18)	(16)	(16)	232	156

Disclosure of the main effect of the financial derivatives on the income statement and equity [Table Text Block]

TYPE OF INSTRUMENT (Million euro)	FAIR VALUE			EFFECTS
	BALANCES AT 12/31/2024	BALANCES AT 12/31/2023	Var.	EFFECT ON RESERVES (I)	FAIR VALUE EFFECT ON PROFIT/(LOSS) (II)	EFFECT ON FINANCIAL PROFIT/(LOSS) (III)	CASH (IV)	EXCHANGE RATE (V)	OTHER EFFECTS ON BALANCE SHEET OR INCOME	TOTAL
Inflation derivatives	134	115	19	12	6	4	(11)	—	8	19
Cash flow hedge	134	115	19	12	6	4	(11)	—	8	19
Interest rate derivatives	(57)	(39)	(17)	26	3	(1)	(1)	1	(45)	(17)
Cash flow hedge	(57)	(39)	(17)	17	3	(1)	(1)	1	(36)	(17)
Fair value hedge	—	—	—	9	—	—	—	—	(9)	—
Cross-currency swaps	42	58	(17)	77	(19)	7	12	(109)	15	(17)
Cash flow hedge	1	(13)	14	(1)	—	7	(7)	—	15	14
Hedge of net investment in foreign operations	41	72	(31)	78	(19)	—	19	(109)	—	(31)
Fair value hedge	—	—	—	—	—	—	—	—	—	—
Foreign exchange derivatives	(39)	(1)	(38)	(2)	(12)	(6)	65	(23)	(60)	(38)
Fair value hedge	(5)	—	(5)	—	(1)	—	—	(4)	—	(5)
Hedge of net investment in foreign operations	(38)	(8)	(30)	—	(5)	(6)	—	(19)	—	(30)
Cash flow hedge	(2)	—	(2)	(2)	1	—	58	—	(59)	(2)
Speculative	6	7	(1)	—	(7)	—	7	—	(1)	(1)
Equity swaps	29	20	9	—	17	—	(6)	—	(2)	9
Speculative	29	20	9	—	17	—	(6)	—	(2)	9
TOTAL	109	153	(44)	113	(5)	4	59	(131)	(84)	(44)